Right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	₨ 4,539,602		₨ 3,864,543
Additions	443,432		1,202,234
Deletions	(10,399)		(4,764)
Depreciation	(560,118)		(521,883)
Translation difference	197		(528)
Balance as of March 31, 2022	4,412,714	$ 58,210	4,539,602
IRU [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	530,134		541,252
Additions	106,122		80,814
Deletions
Depreciation	(83,254)		(93,053)
Translation difference	1,589		1,121
Balance as of March 31, 2022	554,591		530,134
P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	486,056		289,631
Additions	133,200		289,478
Deletions
Depreciation	(138,755)		(93,053)
Balance as of March 31, 2022	480,501		486,056
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	1,716,152		1,647,922
Additions	204,110		389,718
Deletions	(10,399)		(4,764)
Depreciation	(314,359)		(315,075)
Translation difference	(1,392)		(1,649)
Balance as of March 31, 2022	1,594,112		1,716,152
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	1,807,260		1,385,738
Additions	0		442,224
Deletions
Depreciation	(23,750)		(20,702)
Balance as of March 31, 2022	₨ 1,783,510		₨ 1,807,260